Other Assets	9 Months Ended
Jul. 31, 2019
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Other Assets

NOTE 10: OTHER ASSETS

Other Assets

(millions of Canadian dollars)		As at

	July 31 2019	October 31 2018
Accounts receivable and other items	$9,108	$8,938
Accrued interest	2,463	2,343
Current income tax receivable	2,325	1,614
Defined benefit asset	10	113
Insurance-related assets, excluding investments	1,663	1,638

Prepaid expenses	1,303	950
Total	$16,872	$15,596